Note 17 - Leases: Schedule of Cash Flow, Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Finance Lease Liabilities
Schedule of Cash Flow, Supplemental Disclosures

Supplemental cash flow information related to finance leases are as follows:

	For the Years Ended December 31,
	2024	2023

Cash paid for amounts included in the measurement of lease liabilities	$122,234	$-
Right-of-use assets obtained in exchange for finance lease liabilities	235,556	-

Operating Lease Liabilities
Schedule of Cash Flow, Supplemental Disclosures

Supplemental cash flow information related to operating leases are as follows:

	For the Years Ended December 31,
	2024	2023

Cash paid for amounts included in the measurement of lease liabilities	$280,013	$174,411
Right-of-use assets obtained in exchange for operating lease liabilities	993,783	377,039